Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2024	Dec. 31, 2023
STOCKHOLDERS' EQUITY:
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	25,000,000	25,000,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	500,000,000	500,000,000
Common stock, shares issued (in shares)	12,432,158	12,279,676
Common stock, shares outstanding (in shares)	12,432,158	12,279,676
Series B Preferred Stock [Member]
STOCKHOLDERS' EQUITY:
Preferred stock, shares authorized (in shares)	1,200,000
Preferred stock, shares issued (in shares)	50,726	50,726
Preferred stock, shares outstanding (in shares)	50,726	50,726
Series C Preferred Stock [Member]
STOCKHOLDERS' EQUITY:
Preferred stock, shares authorized (in shares)	1,587,314
Preferred stock, shares issued (in shares)	1,423,912	1,428,372
Preferred stock, shares outstanding (in shares)	1,423,912	1,428,372